UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman          New York, New York            August 14, 2008
-----------------------      -----------------------      ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $2,056,701
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.      Form 13F File Number      Name
        ---      --------------------      -----------------------------
         1.       028-10571                 Cobalt Offshore Fund Limited

         2.       028-10572                 Cobalt Partners, L.P.

         3.       028-12326                 Cobalt Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8

                                  TITLE                  VALUE     SHRS OR  SH/ PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP    (X$1000)   PRN AMT  PRN CALL    DISCRETION    MANAGERS  SOLE  SHARED    NONE
----------------------------  -------------  ---------  -------   --------- --- ----  --------------  --------  ---- ---------  ----
ABITIBIBOWATER INC            COM            003687100      622      66,700  SH       SHARED-DEFINED    1,2,3           66,700
AMERICAN TOWER CORP           CL A           029912201   93,762   2,219,211  SH       SHARED-DEFINED    1,2,3        2,219,211
ANADARKO PETE CORP            COM            032511107   39,066     522,000  SH       SHARED-DEFINED    1,2,3          522,000
ATLAS AMER INC                COM            049167109  178,573   3,963,874  SH       SHARED-DEFINED    1,2,3        3,963,874
ATLAS ENERGY RESOURCES LLC    COM            049303100  161,331   4,228,849  SH       SHARED-DEFINED    1,2,3        4,228,849
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP   04939R108    7,338     219,045  SH       SHARED-DEFINED    1,2,3          219,045
ATLAS PIPELINE PARTNERS LP    UNIT L P INT   049392103   23,330     597,296  SH       SHARED-DEFINED    1,2,3          597,296
BIG LOTS INC                  COM            089302103    2,690      86,100  SH       SHARED-DEFINED    1,2,3           86,100
CABOT OIL & GAS CORP          COM            127097103  107,670   1,589,700  SH       SHARED-DEFINED    1,2,3        1,589,700
CARDINAL HEALTH INC           COM            14149Y108   23,174     449,280  SH       SHARED-DEFINED    1,2,3          449,280
CENTURY ALUM CO               COM            156431108   71,612   1,077,038  SH       SHARED-DEFINED    1,2,3        1,077,038
CF INDS HLDGS INC             COM            125269100   46,176     302,200  SH       SHARED-DEFINED    1,2,3          302,200
COMMERCIAL METALS CO          COM            201723103   41,470   1,100,000  SH       SHARED-DEFINED    1,2,3        1,100,000
COMMSCOPE INC                 COM            203372107   11,926     226,000  SH       SHARED-DEFINED    1,2,3          226,000
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD   204412100   92,508   3,100,149  SH       SHARED-DEFINED    1,2,3        3,100,149
CONSOL ENERGY INC             COM            20854P109   39,346     350,151  SH       SHARED-DEFINED    1,2,3          350,151
CROWN HOLDINGS INC            COM            228368106   13,937     536,255  SH       SHARED-DEFINED    1,2,3          536,255
CSX CORP                      COM            126408103   11,996     190,981  SH       SHARED-DEFINED    1,2,3          190,981
CUMMINS INC                   COM            231021106    1,310      20,000  SH       SHARED-DEFINED    1,2,3           20,000
DAVITA INC                    COM            23918K108    7,970     150,000  SH       SHARED-DEFINED    1,2,3          150,000
DELTA AIR LINES INC DEL       COM NEW        247361702    4,297     753,827  SH       SHARED-DEFINED    1,2,3          753,827
DEVON ENERGY CORP NEW         COM            25179M103   29,439     245,000  SH       SHARED-DEFINED    1,2,3          245,000
DINEEQUITY INC                COM            254423106    8,802     235,600  SH       SHARED-DEFINED    1,2,3          235,600
DR PEPPER SNAPPLE GROUP INC   COM            26138E109      420      20,000  SH       SHARED-DEFINED    1,2,3           20,000
EATON CORP                    COM            278058102      850      10,000  SH       SHARED-DEFINED    1,2,3           10,000
EBAY INC                      COM            278642103   10,932     400,000  SH       SHARED-DEFINED    1,2,3          400,000
ENTERGY CORP NEW              COM            29364G103    2,410      20,000  SH       SHARED-DEFINED    1,2,3           20,000
EXCEL MARITIME CARRIERS LTD   COM            V3267N107    7,065     180,000  SH       SHARED-DEFINED    1,2,3          180,000
EXELON CORP                   COM            30161N101    8,546      95,000  SH       SHARED-DEFINED    1,2,3           95,000
GATX CORP                     COM            361448103    9,420     212,500  SH       SHARED-DEFINED    1,2,3          212,500
GRAFTECH INTL LTD             COM            384313102   81,913   3,053,046  SH       SHARED-DEFINED    1,2,3        3,053,046
HALLIBURTON CO                COM            406216101   10,614     200,000  SH       SHARED-DEFINED    1,2,3          200,000
HEWLETT PACKARD CO            COM            428236103    8,842     200,000  SH       SHARED-DEFINED    1,2,3          200,000
HILB ROGAL & HOBBS CO         COM            431294107    3,477      80,000  SH       SHARED-DEFINED    1,2,3           80,000
HORNBECK OFFSHORE SVCS INC N  COM            440543106    4,736      83,800  SH       SHARED-DEFINED    1,2,3           83,800
HORSEHEAD HLDG CORP           COM            440694305   27,779   2,284,427  SH       SHARED-DEFINED    1,2,3        2,284,427
INTEL CORP                    COM            458140100    4,296     200,000  SH       SHARED-DEFINED    1,2,3          200,000
JOY GLOBAL INC                COM            481165108   20,585     271,468  SH       SHARED-DEFINED    1,2,3          271,468
JP MORGAN CHASE & CO          COM            46625H100    3,431     100,000  SH       SHARED-DEFINED    1,2,3          100,000
MASSEY ENERGY CORP            COM            576206106   43,238     461,200  SH       SHARED-DEFINED    1,2,3          461,200
MEMC ELECTR MATLS INC         COM            552715104   30,302     492,401  SH       SHARED-DEFINED    1,2,3          492,401
MICROSOFT CORP                COM            594918104    8,253     300,000  SH       SHARED-DEFINED    1,2,3          300,000
MOHAWK INDS INC               COM            608190104    9,365     146,100  SH       SHARED-DEFINED    1,2,3          146,100
MOSAIC CO                     COM            61945A107   41,962     289,992  SH       SHARED-DEFINED    1,2,3          289,992
NATIONAL OILWELL VARCO INC    COM            637071101   49,852     561,903  SH       SHARED-DEFINED    1,2,3          561,903
NETFLIX INC                   COM            64110L106   13,439     515,488  SH       SHARED-DEFINED    1,2,3          515,488
NOBLE CORPORATION             SHS            G65422100   19,488     300,000  SH       SHARED-DEFINED    1,2,3          300,000
NRG ENERGY INC                COM NEW        629377508   23,651     551,300  SH       SHARED-DEFINED    1,2,3          551,300
OCCIDENTAL PETE CORP DEL      COM            674599105   96,662   1,075,700  SH       SHARED-DEFINED    1,2,3        1,075,700
OWENS ILL INC                 COM NEW        690768403   46,872   1,124,292  SH       SHARED-DEFINED    1,2,3        1,124,292
PATRIOT COAL CORP             COM            70336T104   12,263      80,000  SH       SHARED-DEFINED    1,2,3           80,000
PENN VA CORP                  COM            707882106    7,542     100,000  SH       SHARED-DEFINED    1,2,3          100,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408    2,833      40,000  SH       SHARED-DEFINED    1,2,3           40,000
PLAINS EXPL& PRODTN CO        COM            726505100   18,243     250,000  SH       SHARED-DEFINED    1,2,3          250,000
PMI GROUP INC                 COM            69344M101      195     100,000  SH       SHARED-DEFINED    1,2,3          100,000
POTASH CORP SASK INC          COM            73755L107   58,354     255,300  SH       SHARED-DEFINED    1,2,3          255,300
PROSHARES TR                  ULTRSHRT
                              20YRS          74347R297    3,429      50,000  SH       SHARED-DEFINED    1,2,3           50,000
QUEST DIAGNOSTICS INC         COM            74834L100   32,813     676,985  SH       SHARED-DEFINED    1,2,3          676,985
RANGE RES CORP                COM            75281A109   10,749     164,000  SH       SHARED-DEFINED    1,2,3          164,000
RTI INTL METALS INC           COM            74973W107      356      10,000  SH       SHARED-DEFINED    1,2,3           10,000
SANDERSON FARMS INC           COM            800013104   22,886     662,968  SH       SHARED-DEFINED    1,2,3          662,968
TALISMAN ENERGY INC           COM            87425E103   46,849   2,117,000  SH       SHARED-DEFINED    1,2,3        2,117,000
TEEKAY CORPORATION            COM            Y8564W103   14,725     325,927  SH       SHARED-DEFINED    1,2,3          325,927
THINKORSWIM GROUP INC         COM            88409C105      353      50,000  SH       SHARED-DEFINED    1,2,3           50,000
TRANSOCEAN INC NEW            SHS            G90073100   44,582     292,554  SH       SHARED-DEFINED    1,2,3          292,554
TRICO MARINE SERVICES INC     COM NEW        896106200    1,639      45,000  SH       SHARED-DEFINED    1,2,3           45,000
UNION PAC CORP                COM            907818108   38,669     512,178  SH       SHARED-DEFINED    1,2,3          512,178
UNITED TECHNOLOGIES CORP      COM            913017109    9,580     155,264  SH       SHARED-DEFINED    1,2,3          155,264
UNITEDHEALTH GROUP INC        COM            91324P102   12,103     461,060  SH       SHARED-DEFINED    1,2,3          461,060
WALTER INDS INC               COM            93317Q105   97,158     893,242  SH       SHARED-DEFINED    1,2,3          893,242
WEATHERFORD INTERNATIONAL LT  COM            G95089101    7,439     150,000  SH       SHARED-DEFINED    1,2,3          150,000
WELLPOINT INC                 COM            94973V107    7,197     151,000  SH       SHARED-DEFINED    1,2,3          151,000

SK 01181 0008 908608